Organization, Description of Business and Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 issuer client shares	Sep. 30, 2024 client
Organization, Description of Business and Summary of Significant Accounting Policies
Number of issuers of credit card receivable | issuer		2
Common stock, shares outstanding, after reorganization	64,060,082
Purchased Receivables | Purchase concentration | Top five clients
Organization, Description of Business and Summary of Significant Accounting Policies
Number of major suppliers | client		5	5
Concentration risk percentage		39.90%	38.70%
Purchased Receivables | Purchase concentration | Top client
Organization, Description of Business and Summary of Significant Accounting Policies
Concentration risk percentage		11.10%	12.40%
Class B units
Organization, Description of Business and Summary of Significant Accounting Policies
Vesting period	3 years
JCAP TopCo, LLC | Class A And Class C Units
Organization, Description of Business and Summary of Significant Accounting Policies
Number of units outstanding		132,828,019
JCAP TopCo, LLC | Class B units
Organization, Description of Business and Summary of Significant Accounting Policies
Number of units outstanding	27,937,232
IPO
Organization, Description of Business and Summary of Significant Accounting Policies
Sale of Stock, Number of Shares Issued in Transaction	10,875,000
Shares issued (in shares)	625,000
Offering price | $ / shares	$ 15
Net proceeds | $	$ 4.5
JCAP TopCo, LLC
Organization, Description of Business and Summary of Significant Accounting Policies
Exchange ratio of stock		2.4150549
JCAP TopCo, LLC | Class A And Class C Units
Organization, Description of Business and Summary of Significant Accounting Policies
Shares Issued, Conversion of stock		55,000,000
JCAP TopCo, LLC | Class B units
Organization, Description of Business and Summary of Significant Accounting Policies
Shares Issued, Conversion of stock	9,060,082
JCAP TopCo, LLC | Class B units | Management Stockholders
Organization, Description of Business and Summary of Significant Accounting Policies
Shares Issued, Conversion of stock	6,418,775
Jefferson Capital Holdings, LLC | J C Flowers
Organization, Description of Business and Summary of Significant Accounting Policies
Ownership percentage		67.60%
Jefferson Capital Holdings, LLC | Management Stockholders
Organization, Description of Business and Summary of Significant Accounting Policies
Ownership percentage, Noncontrolling owner		14.30%
Jefferson Capital Holdings, LLC | IPO | Investors
Organization, Description of Business and Summary of Significant Accounting Policies
Ownership percentage, Noncontrolling owner		18.10%
Jefferson Capital Holdings, LLC | JCAP TopCo, LLC
Organization, Description of Business and Summary of Significant Accounting Policies
Ownership percentage	100.00%
JCAP TopCo, LLC
Organization, Description of Business and Summary of Significant Accounting Policies
Ownership percentage	100.00%